Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Other Operating Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Profit or loss [abstract]
Other operating income	€ 5.2	€ 5.4	[1]	€ 0.5

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.